Other Operating Expenses (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Other Operating Expenses

Details of other operating expenses were as follows:

	Years ended
	January 31, 2019	January 31, 2018
Loss on litigation	$1.3	$5.9
Restructuring costs	0.2	2.1
Foreign exchange (gain) loss on working capital elements	24.2	(14.8)
(Gain) loss on forward exchange contracts	(18.8)	19.7
Other	0.6	1.0
Total	$7.5	$13.9